Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Information [Abstract]
Segment Reporting Disclosure	SEGMENT INFORMATION Historically, management has not differentiated results of operations by property type or location and therefore does not present segment information.	SEGMENT INFORMATION Our management historically has not differentiated by property types and therefore does not present segment information.